Financial Instruments - Summary of Income from Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Expense Gains Or Losses Of Financial Instruments [Abstract]
Interest income on financial assets carried at amortized cost	$ 181	$ 201	$ 260
Interest income on financial assets fair valued through other comprehensive income	46	92	106
Dividend income on investments carried at fair value through profit or loss			1
Gain / (loss) on investments carried at fair value through profit or loss	26	24	39
Gain / (loss) on investments carried at fair value through other comprehensive income	6
Income from financial assets	$ 259	$ 317	$ 406